Note 24 - Non-current allowances and provisions - Liabilities (Details) - Provision for non-current liabilities [member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in other provisions [abstract]
Values at the beginning of the year		$ 101,453	$ 98,126
Translation differences		(11,718)	4,260
Changes due to business combinations	[1]	(900)	1,500
Additional allowance		10,077	1,901
Reclassifications		(9,839)	(164)
Used and other movements		(6,967)	(4,170)
Values at the end of the year		$ 82,106	$ 101,453

[1]	For the years 2024 and 2023, related to Mattr’s pipe coating business unit acquisition. For more information see note 34.